Financial liabilities at amortized cost- deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Deposits by customers		$ 15,808,541	$ 9,667,300
Time deposits			19,181	[1]
Other deposits			509
Total		15,808,541	9,667,300
R D B [Member]
Reserve Quantities [Line Items]
Deposits by customers	[2]	14,273,959	7,728,108
Deposits In Electronic Money [Member]
Reserve Quantities [Line Items]
Deposits by customers	[2]	$ 1,534,582	1,887,945
R D B V [Member]
Reserve Quantities [Line Items]
Deposits by customers	[2]		$ 31,557

[1]	In July 2020, the subsidiary Nu Financeira issued a time deposit instrument ("DPGE"), also with a special guarantee from FGC, in the amount of R$100,000, equivalent to US$19,000 at the issuance date, remunerated at the Brazilian DI rate + 1% per annum and was fully settled in July 2022.
[2]	In June 2019, Nu Financeira's RDB was launched as an investment option in NuConta. Unlike the deposits in electronic money, Nu may or may not invest the resources from RDB's deposits in government securities. They can be used as a financing source for the lending and credit card operations, instead. RDB's deposits have guarantees from the Brazilian Deposit Guarantee Fund ("FGC"). Deposits in electronic money through NuConta, and part of the RDBs, correspond to customer deposits on-demand with daily maturity made in the prepaid account, denominated in Brazilian reais.